INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS, NET
Less: Accumulated amortization	$ (815,658)	$ (538,907)
Intangible assets, net		241,212
Amortization expense	244,964	157,323	$ 163,813
Copyrights
INTANGIBLE ASSETS, NET
Intangible assets, gross	741,971	710,846
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 73,687	$ 69,273